Financial Instruments (Schedule of Significant Exchange Rates) (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
USD [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Spot price of 1 Euro at the reporting date	1.00
1 Euro [Member] | USD [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
% of change	(4.40%)	13.90%
Spot price of 1 Euro at the reporting date	1.145	1.198
1 Euro [Member] | NIS [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
% of change	3.30%	2.70%
Spot price of 1 Euro at the reporting date	4.292	4.153